Voya Target Retirement 2050 Fund N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	VOYA SEPARATE PORTFOLIOS TRUST
Entity Central Index Key	0001392116
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	Sep. 30, 2025